Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Trade Receivables, Net

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$109,408,693	$94,232,032	$3,077,467
Less: Allowance for impairment loss	164,408	340,417	11,117

	109,244,285	93,891,615	3,066,350
At FVTOCI	5,402,714	5,637,485	184,111

	$114,646,999	$99,529,100	$3,250,461

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$102,857,157	$4,765,548	$1,413,656	$294,937	$77,395	$109,408,693
Loss allowance (Lifetime ECLs)	(20,445)	(1,778)	(47,752)	(70,133)	(24,300)	(164,408)

	$102,836,712	$4,763,770	$1,365,904	$224,804	$53,095	$109,244,285

December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$87,272,289	$4,915,827	$1,334,335	$251,769	$457,812	$94,232,032
Loss allowance (Lifetime ECLs)	(11,118)	(1,521)	(17,272)	(139,299)	(171,207)	(340,417)

	$87,261,171	$4,914,306	$1,317,063	$112,470	$286,605	$93,891,615

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$2,850,173	$160,543	$43,578	$8,222	$14,951	$3,077,467
Loss allowance (Lifetime ECLs)	(363)	(50)	(564)	(4,549)	(5,591)	(11,117)

	$2,849,810	$160,493	$43,014	$3,673	$9,360	$3,066,350

Summary of Movements of Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables were as follows:

	December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$97,358	$103,353	$164,408	$5,369
Remeasurement of loss allowance	17,078	59,490	108,672	3,549
Acquisition through business combinations	—	—	73,689	2,407
Amounts written off	(399)	—	(8,376)	(274)
Disposal of subsidiaries	(4,637)	—	—	—
Effects of foreign currency exchange differences	(6,047)	1,565	2,024	66

Balance at December 31	$103,353	$164,408	$340,417	$11,117

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,291,410	$22,221	$83,767	$5,316	$5,402,714
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$5,291,410	$22,221	$83,767	$5,316	$5,402,714

December 31, 2023
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,548,363	$5	$76,717	$12,400	$5,637,485
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$5,548,363	$5	$76,717	$12,400	$5,637,485

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$181,201	$—	$2,505	$405	$184,111
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$181,201	$—	$2,505	$405	$184,111

Disclosure of transferred financial assets that are not derecognised in their entirety
The followings were the Group’s outstanding trade receivables transferred but not yet due:

Counterparty	Receivables Factoring Proceed		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Annual Interest Rates on Advances Received (%)

December 31, 2022

BNP Paribas	EUR	23,600	EUR	18,283	EUR	17,103	EUR	5,317	0.80

December 31, 2023

BNP Paribas	EUR	28,545	EUR	28,545	EUR	27,206	EUR	—	—